Corporate information	6 Months Ended
Jun. 30, 2026
Corporate information
Corporate information

Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)
(in CHF thousands, except share and per share amounts)

1.	Corporate information

AC Immune SA was founded in 2003. The Company controls a fully-owned subsidiary, AC Immune USA, Inc. (“AC Immune USA” or “Subsidiary” and, together with AC Immune SA, “AC Immune,” “ACIU,” “Company,” “we,” “our,” “ours,” “us”), which was organized under the laws of Delaware, USA in June 2021. The Company and its Subsidiary form the Group.

AC Immune SA is a clinical-stage biopharmaceutical company leveraging our two proprietary technology platforms to discover, design and develop novel proprietary medicines and diagnostics for prevention and treatment of neurodegenerative diseases (NDD) associated with protein misfolding. Misfolded proteins are generally recognized as the leading cause of NDD, such as Alzheimer’s disease (AD) and Parkinson’s disease (PD), with common mechanisms and drug targets, such as amyloid beta (Abeta), Tau, alpha-synuclein (a-syn) and TDP-43. Our corporate strategy is founded upon a three-pillar approach that targets (i) AD, (ii) focused non-AD NDD including Parkinson’s disease, ALS and NeuroOrphan indications and (iii) diagnostics. We use our two unique proprietary platform technologies, SupraAntigen (conformation-specific biologics) and Morphomer (conformation-specific small molecules), to discover, design and develop novel medicines and diagnostics to target misfolded proteins.

The Interim Condensed Consolidated Financial Statements of AC Immune SA as of and for the six months ended June 30, 2026 were authorized for issuance by the Company’s Audit and Finance Committee on August 3, 2026.